Trading Activities, Net Interest Income and Net Gains (Losses) from Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Interest income	$ 5,541	$ 4,229	$ 3,011
Interest expense	874	643	592
Total net interest income	4,667	3,586	2,419
Total net gains (losses) from trading activities	5,284	4,799	2,116
Total trading-related net interest and noninterest income	9,951	8,385	4,535
Interest rate [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	823	444	456
Commodity [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	382	372	345
Equity [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	1,195	1,106	883
Foreign Exchange
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	2,299	2,124	1,168
Credit [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	$ 585	$ 753	$ (736)